Consolidated Statements of Changes in Shareholders' Deficit - USD ($) $ in Thousands	Total	Share capital [member]	Treasury shares [member]	Share premium [member]	Other reserve [member] [1]	Share-based payment reserve [member]	Accumulated losses [member]
Balance at the beginning (in Shares) at Dec. 31, 2019		360,791,045	40,583,273
Balance at the beginning at Dec. 31, 2019	$ (60,722)	$ 36	$ (322)	$ 5,722	$ 194	$ 379	$ (66,731)
Loss and total comprehensive expenses for the year	(74,820)						(74,820)
Exercise of share options (Note 25 and 26) (in Shares)		25,949,960	11,918,299
Exercise of share options (Note 25 and 26)	2,930	$ 3	$ (3,099)	6,026	1,345	(1,345)
Forfeiture of vested share options (Note 26)						(8)	8
Restricted share awards vested (Notes 25 and 26) (in Shares)			(26,135,657)
Restricted share awards vested (Notes 25 and 26)	169		$ 169		81	(81)
Recognition of equity-settled share-based payment (Note 26)	4,510					4,510
Balance at the ending (in Shares) at Dec. 31, 2020		386,741,005	26,365,915
Balance at the ending at Dec. 31, 2020	(127,933)	$ 39	$ (3,252)	11,748	1,620	3,455	(141,543)
Loss and total comprehensive expenses for the year	(94,797)						(94,797)
Exercise of share options (Note 25 and 26) (in Shares)		6,511,135
Exercise of share options (Note 25 and 26)	141	$ 1		140	51	(51)
Forfeiture of vested share options (Note 26)						(905)	905
Restricted share awards vested (Notes 25 and 26) (in Shares)			(6,352,715)
Restricted share awards vested (Notes 25 and 26)	64		$ 64		63	(63)
Early exercised share options vested during the year (Note 25 and 26) (in Shares)			(5,926,452)
Early exercised share options vested during the year (Note 25 and 26)	1,541		$ 1,541		706	(706)
Recognition of equity-settled share-based payment (Note 26)	8,122					8,122
Balance at the ending (in Shares) at Dec. 31, 2021		393,252,140	14,086,748
Balance at the ending at Dec. 31, 2021	(212,862)	$ 40	$ (1,647)	11,888	2,440	9,852	(235,435)
Loss and total comprehensive expenses for the year	(240,811)						(240,811)
Exercise of share options (Note 25 and 26) (in Shares)		8,552,187
Exercise of share options (Note 25 and 26)	392	$ 1		391	205	(205)
Forfeiture of vested share options (Note 26)						(1,646)	1,646
Restricted share awards vested (Notes 25 and 26) (in Shares)			(1,164,666)
Restricted share awards vested (Notes 25 and 26)	21		$ 21		39	(39)
Early exercised share options vested during the year (Note 25 and 26) (in Shares)			(5,991,847)
Early exercised share options vested during the year (Note 25 and 26)	1,558		$ 1,558		714	(714)
Recognition of equity-settled share-based payment (Note 26)	3,582					3,582
Balance at the ending (in Shares) at Dec. 31, 2022		401,804,327	6,930,235
Balance at the ending at Dec. 31, 2022	$ (448,120)	$ 41	$ (68)	$ 12,279	$ 3,398	$ 10,830	$ (474,600)

[1]	Other reserve included amounts transferred from share-based payment reserve when the share options are exercised or the restricted shares are vested.